22. NET SALES AND SERVICES REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Net Sales And Services Revenue Tables Abstract
Net sales and services revenue
		Consolidated
	12/31/2018	12/31/2017	12/31/2016

Gross revenue
Domestic market	14,752,901	11,487,011	10,206,195
Foreign market	11,817,559	9,980,572	9,571,630
	26,570,460	21,467,583	19,777,825
Deductions
Canceled sales, discounts and rebates	(234,851)	(262,989)	(190,415)
Taxes on sales	(3,366,724)	(2,679,993)	(2,438,461)
	(3,601,575)	(2,942,982)	(2,628,876)
Net revenue	22,968,885	18,524,601	17,148,949